Offerings	Jan. 31, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Contingent Value Rights
Amount Registered | shares	12,817,301
Maximum Aggregate Offering Price | $	$ 58,190,546.54
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 8,908.97
Rule 457(f)	true
Amount of Securities Received | shares	12,817,301
Value of Securities Received, Per Share | shares	86.54
Cash Consideration Paid | $	$ 1,051,018,682
Offering Note
(1)
Represents the estimated maximum number of contingent value rights (“CVRs”) issuable pursuant to the merger and is equal to the sum of: (i) 11,305,744, the number of shares of MoneyLion Class A common stock, par value $0.0001 per share (“MoneyLion common stock”), outstanding as of January 27, 2025 (excluding treasury shares), (ii) 9,238, the number of shares of MoneyLion common stock issuable in respect of MoneyLion restricted stock units that are expected to vest in accordance with the terms of the merger agreement, (iii) 159,250, the number of shares of MoneyLion common stock that are expected to be issuable in respect of MoneyLion performance restricted stock units granted pursuant to any of MoneyLion’s stock plans or otherwise outstanding immediately prior to the completion of the merger, (iv) 489,736, the number of shares of MoneyLion common stock issuable upon the exercise of MoneyLion in-the-money option awards to purchase shares of MoneyLion common stock granted pursuant to any of MoneyLion’s stock plans or otherwise, whether vested or unvested, but that are expected to be unexpired, unexercised and outstanding immediately prior to the completion of the merger and (v) 853,333, the number of shares of MoneyLion common stock issuable in respect of 583,333 public warrants shares and 270,000 private placement warrant shares, in each case, that are expected to be outstanding immediately prior to the completion of the merger.

(2)
The maximum number of shares of Gen Digital common stock, par value $0.01 (“Gen Digital common stock”), issuable upon settlement of CVRs are being simultaneously registered hereunder. Each CVR represents the right to receive a one-time payment of $23.00, payable in shares of Gen Digital common stock, on or after the closing date of the merger, based on an assumed share price of $30.48 per share, if, on any date from December 10, 2024 to the second anniversary of the closing of the merger, the average volume weighted average price of Gen Digital common stock for the prior 30 consecutive trading days is equal to or greater than $37.50 (subject to certain adjustments) or Gen Digital undergoes a change of control.

(3)
Estimated solely for purposes of calculating the registration fee in accordance with Rules 457(c) and 457(f)(1) of the Securities Act of 1933, as amended (the “Securities Act”). The proposed maximum aggregate offering price of the securities was calculated based on (i) the product of (x) 12,817,301 (the estimated maximum number of shares of MoneyLion common stock to be exchanged in connection with the merger) and (y) $86.54 (the average of the high and low prices of MoneyLion common stock on the New York Stock Exchange as of January 28, 2025) less (ii) $1,051,018,682 (the estimated cash consideration that would be paid by Gen Digital in connection with the merger at $82.00 per share of outstanding MoneyLion common stock).

(4)
No additional registration fee is payable pursuant to Rule 457(g) promulgated under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon settlement of Contingent Value Rights
Amount Registered | shares	9,671,848
Amount of Registration Fee | $	$ 0
Offering Note
(2)
The maximum number of shares of Gen Digital common stock, par value $0.01 (“Gen Digital common stock”), issuable upon settlement of CVRs are being simultaneously registered hereunder. Each CVR represents the right to receive a one-time payment of $23.00, payable in shares of Gen Digital common stock, on or after the closing date of the merger, based on an assumed share price of $30.48 per share, if, on any date from December 10, 2024 to the second anniversary of the closing of the merger, the average volume weighted average price of Gen Digital common stock for the prior 30 consecutive trading days is equal to or greater than $37.50 (subject to certain adjustments) or Gen Digital undergoes a change of control.

(4)
No additional registration fee is payable pursuant to Rule 457(g) promulgated under the Securities Act.